Annual Fund Operating Expenses - DWS Total Return Bond Fund	Apr. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.80%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.55%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.55%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.55%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.40%, 0.48%, 0.35% and 0.40% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.